REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Total Revenue	€ 2,275	€ 1,518	€ 4,254	€ 2,859
Total Europe
Disclosure of geographical areas [line items]
Total Revenue	1,322	860	2,449	1,631
Germany
Disclosure of geographical areas [line items]
Total Revenue	562	373	1,059	711
France
Disclosure of geographical areas [line items]
Total Revenue	204	120	373	224
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue	63	42	114	79
Switzerland
Disclosure of geographical areas [line items]
Total Revenue	23	17	54	30
Other Europe
Disclosure of geographical areas [line items]
Total Revenue	470	308	849	587
United States
Disclosure of geographical areas [line items]
Total Revenue	770	559	1,509	1,040
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue	66	43	113	79
All Other
Disclosure of geographical areas [line items]
Total Revenue	€ 117	€ 56	€ 183	€ 109